REVERSE CAPITALIZATION - Proceeds from Business Combination (Details) - USD ($)	Mar. 27, 2024	Mar. 26, 2024
Reverse Recapitalization [Abstract]
Proceeds from PIPE Investor	$ 15,000,000
Proceeds from TWOA trust	1,121,150
Transaction costs paid	(12,394,616)
Proceeds from Business Combination, net of transaction costs paid	$ 3,726,534	$ 41,705,893